Financial instruments and fair values	12 Months Ended
Apr. 03, 2022
Financial Instruments And Fair Value Measurement [Abstract]
Financial instruments and fair values	Financial instruments and fair values
Management assessed that the fair values of cash, trade receivables, accounts payable and accrued liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.
The Company’s derivative financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined, in particular, the valuation technique(s) and inputs used.

Financial assets/ financial liabilities	Fair value hierarchy	Valuation technique(s) and key input(s)
Foreign currency forward contracts	Level 2
Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.

Foreign currency and interest rate swap contracts	Level 2
Future cash flows are estimated based on forward exchange rates (from observable forward exchange and interest swap rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature:

	April 3, 2022					March 28, 2021
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Derivatives included in other current assets	—	9.5	—	9.5	9.5	—	5.9	—	5.9	5.9
Derivatives included in other long-term assets	—	20.4	—	20.4	20.4	—	5.1	—	5.1	5.1
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	10.4	—	10.4	10.4	—	8.8	—	8.8	8.8
Derivatives included in other long-term liabilities	—	23.1	—	23.1	23.1	—	19.5	—	19.5	19.5
Term loan	—	370.0	—	370.0	386.9	—	367.8	—	367.8	377.3
As at April 3, 2022, there were no other transfers between the levels of the fair value hierarchy.